TAXES	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 12 – TAXES

(a)	Corporate Income Taxes

The difference between the amount of the provision for income taxes and the amount computed by multiplying income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended March 31,
	2022	2021

Income before tax	$256,293	$3,916,772
Statutory Canadian tax rate	26.5%	26.5%
Income tax based on statutory tax rate	67,918	1,037,945
Reduction due to small business deduction	–	(54,161)
Difference on tax rates	(14,084)	16,366
Change in estimate	1,325	–
Change in valuation allowance	158,915	(3,549)
Non-deductible expenses	98,693	6,525
Income tax expense	$312,767	$1,003,126

The provision for income tax consists of the following:

	For the year ended March 31,
	2022	2021

Current income tax – Canada	$312,767	$1,003,126
Deferred income tax – Canada	–	–
Total income tax expense	$312,767	$1,003,126

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. As of March 31, 2022 and 2021, the Company had deferred tax assets of $nil and $nil, and deferred tax liabilities of $243,762 and $33,627, respectively, which were mainly derived from the temporary difference from the intangible asset and other temporary differences.

The components of deferred tax assets as of March 31, 2022 and 2021 consist of the following:

	March 31, 2022	March, 2021

Deferred tax assets:
Loss carried forward to future years*	$182,519	$36,155
Property, plant and equipment	44,497	36,388
Deferred financing costs	3,428	–
Lease liability	253,996	9,393
Intangible assets	42,416	–
Valuation allowance	(250,313)	(72,543)
Total deferred tax assets	$276,543	$9,393
Deferred tax liabilities:
Intangible asset	$(214,999)	$(33,627)
Property, plant and equipment	(736)	–
Deferred financing costs	(50,574)	–
Right of use assets	(253,996)	(9,393)
Total deferred tax liabilities	$(520,305)	$(43,020)
Deferred tax liabilities, net	$(243,762)	$(33,627)

*	As of March 31, 2022, the Company has non-capital loss of $688,750, resulting of deferred tax asset of $182,519. The above non-capital loss will expire on March 31, 2041 and 2042, and the Company has provided a valuation allowance of $250,313 on the deferred tax assets. As of March 31, 2021, the Company has non-capital loss of $136,434, resulting of deferred tax asset of $36,155. The above non-capital loss will expire on March 31, 2041, and the Company has provided a valuation allowance of $72,543 on the deferred tax assets.

The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more likely than not that some or all the deferred tax assets will be realized.

The Company’s taxes payable consists of the following:

	March 31, 2022	March, 2021

Corporate income tax payable	$1,598,153	$1,116,024

As of March 31, 2022 and 2021, the Company had accrued income tax liabilities of approximately $1.6 million and $1.1 million respectively. According to Income Tax Act of Canada, penalties and arrears interest shall be applied to the unpaid taxes balances after due date. As a result, the Company accrued $172,993 and $7,441 for the year ended March 31, 2022 and 2021, respectively, for the estimated penalties and arrears interest.

(b) Other Taxes Payable

The Company’s taxes payable consists of the following:

	March 31, 2022	March, 2021

Other tax payable	$1,435,045	$1,020,329

As of March 31, 2022 and 2021, the Company had accrued other tax liabilities of approximately $1.4 million and $1.0 million, respectively, mostly related to the unpaid GST/HST. According to Excise Tax Act of Canada, penalties and arrears interest shall be applied to the unpaid taxes balances after due date. As a result, the Company accrued $89,714 and $4,129 for the years ended March 31, 2022 and 2021, respectively, for the estimated penalties and arrears interest.

(c) Tax years that remain subject to Examination

The Company is subject to ongoing examination by tax authorities in the Canadian jurisdictions in which it operates. The Company has open tax years for Canada from 2017 to 2022, including both federal and provincial jurisdiction, as applicable. The Company regularly assesses the status of these examinations and the potential for adverse outcomes to determine the adequacy of the provision for income taxes, as well as the provisions for indirect and other taxes and related penalties and interest.